TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current assets	$ 66	$ 62
Non-current assets
Current liabilities		(5)
Non-current liabilities		(2,713)
Net deferred tax assets (liabilities)	$ 66	$ (2,656)